Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 308,397	$ 1,767,080
Prepaid Expenses	7,377	23,179
Lease right-of-use
Fixed Assets (net of depreciation)	18,543	6,897
Total assets	334,317	1,797,156
Current liabilities
Accounts payable	161,893	54,018	1,500
Accrued Expenses	103,555	89,584
Lease Liability
Convertible promissory notes - related party	100,000	100,000
Convertible promissory notes	1,009,000	3,070,500
Total liabilities	1,374,448	3,314,102	1,500
Stockholders' equity (deficit)
Common stock, $0.0001 par value, 250,000,000 shares authorized; 7,362,046 and 4,724,161 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	736	472	94
Additional paid-in capital	13,095,301	10,935,029	9,871,180
APIC-Beneficial Conversion Feature in Equity	3,995,500	3,995,500
APIC-Stock Based Compensation	4,246,794	4,031,920
Subscription Receivable	(100,000)	(100,000)
Accumulated deficit	(22,278,462)	(20,379,867)	(9,872,774)
Total stockholders' equity (deficit)	(1,040,131)	(1,516,946)	(1,500)
Total liabilities and stockholders' equity (deficit)	$ 334,317	$ 1,797,156